Employment benefit plan	12 Months Ended
Mar. 31, 2020
Employment benefit plan
Employment benefit plan

34.  Employment benefit plan

	March 31,
	2019	2020
Defined benefit obligation	106,718	78,720
Liability for compensated absences	72,287	57,513
Total liability	179,005	136,233
Defined benefit plan asset (refer to note 21)	6,339	1,898
Total asset	6,339	1,898
Net Unfunded liability	100,379	76,822

The Group's gratuity scheme for its employees in India, is a defined benefit plan. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee's eligible salary and the years of employment with the Group. The benefit plan is partially funded. The following table sets out the disclosure in respect of the defined benefit plan.

Movement in obligation

	March 31,
	2019	2020
Present value of obligation at beginning of year	115,708	127,630
Interest cost	6,977	7,636
Current service cost	20,166	19,887
Actuarial loss on obligation
–economic assumptions	489	(18,683)
–demographic assumptions	4,506	17
–experience assumptions	—	(7,017)
Benefits paid	(20,216)	(29,593)
Present value of obligation at closing of year	127,630	99,877

Movement in plan assets*

	March 31,
	2019	2020
Fair value of plan assets at beginning of the year	36,534	27,251
Employer contributions	2,270	156
Benefits paid	(4,751)	(5,944)
Divestiture	(8,588)	—
Earning on assets	2,568	1,880
Actuarial loss on plan assets	(781)	(288)
Fair value of plan assets at end of the year	27,251	23,055

*Plan assets represents investment made by the Company in LIC funds

	March 31,
Unfunded liability	2019	2020
Current	24,869	21,883
Non-current	75,510	54,939
Unfunded liability recognized in statement of financial position	100,379	76,822

Funded asset
Prepayment and other assets - Non-Current	6,339	1,898
	6,339	1,898

Components of cost recognized in profit or loss

	March 31,
	2018	2019	2020
Current service cost	14,633	20,166	19,887
Past service cost	8,683	—	—
Net interest cost	3,273	4,409	5,755
	26,589	24,575	25,642

Amount recognised in other comprehensive income

	March 31,
	2018	2019	2020
Actuarial loss/(gain) on obligation*	5,047	5,776	(25,396)

*    Refer to Note 31 for the movement during the year.

The principal actuarial assumptions used for estimating the group's defined benefit obligations are set out below:

March 31,
	2019	2020
Discount rate	6.75 - 6.90%	5.6%-5.8%
Future salary increase	5-11%	0% for first year, 5% thereafter
Average expected future working life (years)	2.34 - 3.93	2.44-4.15
Retirement age (years)	58	58
Mortality table	IALM (2006-08) Ultimate	ILAM* (2012-2014) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	40-70%	40-70%
From 31 to 44 years	30-35%	30-35%
Above 44 years	3-5%	3-5%

*  Indian Assured Lives Mortality (2012‑14) Ultimate represents published mortality table used for mortality assumption.

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	March 31,
	2019	2020
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	3,406	2,135
b) Impact due to decrease of 0.50%	(2,736)	(2,017)
b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	(1,966)	(1,940)
b) Impact due to decrease of 0.50%	2,763	2,057

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. These analysis are based on a change in a significant assumption, keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

The following payments are expected contributions to the defined benefit obligation in future years:

	March 31,
	2019	2020
Year 1	29,827	26,817
Year 2	21,429	15,882
Year 3	15,107	11,705
Year 4	12,725	11,472
Year 5	11,986	8,221
Year 6-10	38,393	25,278
Total expected payments	129,467	99,375